Fair value of assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of fair value measurement of assets and liabilities [abstract]
Summary of Financial Assets and Liabilities
Fair value of financial assets and liabilities
	Estimated fair value		Statement offinancial position value
	2018[3]	2017	2018	2017
Financial assets
Cash and balances with central banks	49,987	21,989	49,987	21,989
Loans and advances to banks	30,549	28,911	30,422	28,811
Financial assets at fair value through profit or loss
– Trading assets	50,152	116,748	50,152	116,748
– Non-trading derivatives	2,664	2,231	2,664	2,231
– Assets mandatorily as at fair value through profit or loss	64,783	n/a	64,783	n/a
– Assets designated as at fair value through profit or loss	2,887	4,242	2,887	4,242
Investments
- Available-for-sale	n/a	69,730	n/a	69,730
- Held to maturity	n/a	9,378	n/a	9,343
Financial assets at fair value through other comprehensive income
– Equity securities	3,228	n/a	3,228	n/a
– Debt securities	25,616	n/a	25,616	n/a
– Loans and advances	2,379	n/a	2,379	n/a
Securities at amortised cost	47,815	n/a	47,276	n/a
Loans and advances to customers[4]	602,841	587,476	589,653	571,909
Other assets[1]	7,397	11,744	7,397	11,744
Subtotal	890,299	852,449	876,444	836,747

Financial liabilities
Deposits from banks	37,631	36,868	37,330	36,821
Customer deposits	556,127	540,547	555,729	539,828
Financial liabilities at fair value through profit or loss
– Trading liabilities	31,215	73,596	31,215	73,596
– Non-trading derivatives	2,299	2,331	2,299	2,331
– Designated as at fair value through profit or loss	59,179	11,215	59,179	11,215
Other liabilities[2]	12,117	14,488	12,117	14,488
Debt securities in issue	119,893	96,736	119,751	96,086
Subordinated loans	13,519	16,457	13,724	15,968
	831,980	792,238	831,345	790,333

  Other assets do not include, among others: (deferred) tax assets, net defined benefit asset, inventory, property development and property obtained from foreclosures.
  Other liabilities do not include, among others: (deferred) tax liabilities, net defined benefit and related employee benefit liabilities, reorganisation and other provisions ,and other taxation and social security contributions.
  The 2018 presentation was prospectively changed together with other IFRS9 changes and includes the reclassification of accrued interest from other assets and other liabilities to the corresponding balance sheet item of the host contract.
  In 2018, the fair value of the loans and advances to customers as at 31 December 2017 is adjusted by the amount of the accrued interest (EUR 1,522 million). In 2017 the fair value of the accrued interest was reported, separate from loans and advances to customers, under other assets.

Changes in Fair Value Hierarchy
Methods applied in determining fair values of financial assets and liabilities (carried at fair value)
	Level 1		Level 2		Level 3		Total
	2018	2017	2018	2017	2018	2017	2018	2017
Financial Assets
Financial assets at fair value through profit or loss
- Trading assets	13,041	20,114	36,617	95,530	494	1,104	50,152	116,748
- Non-trading derivatives			2,636	2,146	27	85	2,664	2,231
- Assets mandatorily at fair value through profit or loss	141	n/a	63,601	n/a	1,042	n/a	64,783	n/a
- Assets designated as at fair value through profit or loss	147	319	1,665	3,558	1,075	365	2,887	4,242
Available-for-sale investments	n/a	65,310	n/a	3,940	n/a	480	n/a	69,730
Financial assets at fair value through other comprehensive income	27,218	n/a	1,256	n/a	2,749	n/a	31,223	n/a
	40,547	85,743	105,775	105,174	5,387	2,034	151,709	192,951

Financial liabilities
Financial liabilities at fair value through profit or loss
– Trading liabilities	5,706	5,770	25,387	66,753	122	1,073	31,215	73,596
– Non-trading derivatives			2,219	2,263	80	68	2,299	2,331
– Financial liabilities designated as at fair value through profit or loss	1,166	1,285	57,305	9,829	708	101	59,179	11,215
	6,872	7,055	84,911	78,845	910	1,242	92,693	87,142

Changes in Level 3 Financial Assets
Changes in Level 3 Financial assets
					Financialassetsmandatorilyat FVPL		Financialassetsdesignatedat FVPL		Financialassetsat FVOCI	AFSinvestments
	Trading assets		Non-tradingderivatives								Total
	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
Opening balance	1,104	1,223	85	256		n/a	365	456	480	521	2,034	2,456
Effect of changes in accounting policy					1,653		–1		3,446		5,097
Realised gain/loss recognised in thestatement of profit or loss during the period [1]	–54	–232	109	–45	10		–20	4	1		45	–273
Revaluation recognised in other omprehensive income during the period[2,3]									–131	–5	–131	–5
Purchase of assets	359	610	2	–9	1,154		731	226	85	62	2,331	889
Sale of assets	–120	–326	–166	–92	–1,677			–1	–5	–43	–1,969	–462
Maturity/settlement	–42	–141		–2	–78			–1	–882	–24	–1,002	–168
Reclassifications									2	7	2	7
Transfers into Level 3	85	9							–0		85	9
Transfers out of Level 3	–839	–37		–23	–37			–319	–249	–13	–1,125	–392
Exchange rate differences		–2			17				3	–24	20	–26
Changes in thecomposition of the groupand other changes									–1	–1	–1	–1
Closing balance	494	1,104	27	85	1,042	n/a	1,075	365	2,749	480	5,387	2,034

1 Net gains/losses were recorded in income from trading activities in continuing operations herein as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amounts includes EUR -5 million of unrealised gains on losses recognised in the statement of profit or loss.

2 Revaluation recognised in other comprehensive income is included on the line ‘Unrealised revaluations Available-for-sale Investments and other revaluations’.

3 ‘Revaluation recognised in equity during the year’ has been renamed to ‘Revaluation recognised in other comprehensive income during the period’.

Changes in Level 3 Financial Liabilities
Changes in Level 3 Financial liabilities
					Financial liabilitiesdesignated as at fair value throughprofit or loss
	Trading liabilities		Non-tradingderivatives				Available-for-saleinvestments
	2018	2017	2018	2017	2018	2017	2018	2017
Opening balance	1,073	1,378	68	24	101	123	1,242	1,525
Effect of changes in accounting policy			4				4
Realised gain/loss recognised in the statement of profit or loss during the period[1]	–67	–105	8	44	1	–6	–58	–67
Issue of liabilities	42	485		1	545	14	587	500
Early repayment of liabilities	–87	–399		–1	–20	–21	–106	–421
Maturity/settlement	–37	–187			–11		–49	–187
Transfers into Level 3	39	16			92		131	16
Transfers out of Level 3	–844	–111				–9	–844	–120
Exchange rate differences	–0	–4			–0		–0	–4
Changes in the composition of the group and other changes	2						2
Closing balance	122	1,073	80	68	708	101	910	1,242

1 Net gains/losses were recorded in income from trading activities in continuing operations included herein as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amount includes EUR -58 million of unrealised gains and losses recognised in the statement of profit or loss.

Valuation Techniques and Range of Unobservable Inputs
Valuation techniques and range of unobservable inputs (Level 3)
	Assets		Liabilities		Valuation techniques	Significantunobservable inputs	Lower range		Upper range
	2018	2017	2018	2017			2018	2017	2018	2017
At fair value through profit or loss
Debt securities	807	386	3		Price based	Price (%)	0%	0%	105%	161%
					Net asset value	Price (%)	0%	0%	0%	0%
					Present value techniques	Credit spread (bps)	131	n/a	131	n/a
					Loan pricing model	Credit spread (bps)	n/a	n/a	n/a	n/a
Equity securities	162	4		1	Price based	Price		1	5,475	54
Loans and advances	1,047	20	15		Price based	Price (%)	1%	0%	102%	101%
					Present value techniques	Price (%)	100%	n/a	100%	n/a
						Credit spread (bps)	19	n/a	550	n/a
(Reverse) repo's	481		424		Present value techniques	Price (%)	3%	n/a	4%	n/a
Structured notes			284	101	Price based	Price (%)	77%	52%	108%	116%
					Net asset value	Price (%)	n/a	n/a	n/a	n/a
					Option pricing model	Equity volatility (%)	13%	14%	34%	23%
						Equity/Equity correlation	0.6	0.5	0.9	0.7
						Equity/FX correlation	-0.7	0.2	0.5	0.4
						Dividend yield (%)	1%	2%	5%	6%
						Interest rate volatility (%)	49	n/a	86	n/a
						IR/IR correlation	0.8	n/a	0.8	n/a
					Present value techniques	Implied correlation	-0.7	0.7	0.7	0.7
Derivatives
– Rates	57	490	39	485	Option pricing model	Interest rate volatility (bps)	23	23	300	300
						Interest rate correlation	0.8	n/a	0.8	n/a
						IR/INF correlation	n/a	n/a	n/a	n/a
					Present value techniques	Reset spread (%)	2%	2%	2%	2%
						Prepayment rate (%)	n/a	5%	n/a	10%
						Inflation rate (%)	n/a	4%	n/a	4%
						Credit spread (bps)	46	n/a	46	n/a
– FX		477		479	Present value techniques	Inflation rate (%)	n/a	4%	n/a	4%
– Credit	67	10	86	48	Present value techniques	Credit spread (bps)	8	2	364	424
						Implied correlation	0.7	0.7	0.7	1.0
						Jump rate (%)	12%	12%	12%	12%
					Price based	Price (%)	n/a	n/a	n/a	n/a
– Equity	68	161	54	128	Option pricing model	Equity volatility (%)	4%	5%	94%	129%
						Equity/Equity correlation	0.2	0.1	0.9	1.0
						Equity/FX correlation	-0.8	-0.9	0.5	0.8
						Dividend yield (%)	0%	0%	13%	21%
– Other	2	5	5		Option pricing model	Commodity volatility (%)	12%	9%	79%	42%
						Com/Com correlation	0.3	0.3	0.9	0.9
						Com/FX correlation	-0.5	-0.6	0.5	-0.3
Available for sale
– Debt	n/a	14			Price based	Price (%)	n/a	69%	n/a	90%
					Present value techniques	Credit spread (bps)	n/a	n/a	n/a	n/a
						Weighted average life (yr)	n/a	n/a	n/a	n/a
– Equity	n/a	467			Discounted cash flow	Annual accounts	n/a	n/a	n/a	n/a
					Multiplier method	Observable market factors	n/a	n/a	n/a	n/a
					Comparable transactions		n/a	n/a	n/a	n/a
At fair value through other comprehensive income
– Debt		n/a			Price based	Price (%)	n/a	0%	n/a	0%
– Loans and advances	2,379	n/a			Present value techniques	Prepayment rate	6%	0%	6%	0%
– Equity	317	n/a			Present value techniques	Credit spread (bps)	322		322
						Inflation rate (%)	3%	0%	3%	0%
						Other	63		80
Total	5,387	2,034	910	1,242

Fair Value of Sensitivity Analysis Instruments
Sensitivity analysis of Level 3 instruments
	Positive fair valuemovements from usingreasonable possiblealternatives		Negative fair valuemovements from usingreasonable possiblealternatives
	2018	2017	2018	2017
Fair value through profit or loss
Equity (equity derivatives, structured notes)	60	222	4
Interest rates (Rates derivatives, FX derivatives)	43	56
Credit (Debt securities, Loans, structured notes, credit derivatives)	39	27

Available-for-sale
Equity	n/a	9	n/a	14
Debt	n/a	1	n/a

Fair value through other comprehensive income
Debt
Loans and advances	12
Equity	5		10
	159	315	14	14

Fair Value of Assets and Liabilities at Amortised Cost
Methods applied in determining fair values of financial assets and liabilities (carried at amortised cost)
	Level 1		Level 2		Level 3		Total
	2018	2017	2018	2017	2018[2]	2017	2018	2017
Financial Assets
Loans and advances to banks[1]	445	633	7,152	9,855	20,742	16,577	28,339	27,065
Held-to-maturity investments	n/a	7,884	n/a	1,409	n/a	85	n/a	9,378
Loans and advances to customers[1,3]	138		14,656	19,870	567,016	543,619	581,810	563,489
Securities at amortised cost	43,550	n/a	3,024	n/a	1,242	n/a	47,815	n/a
	44,132	8,517	24,832	31,134	589,000	560,281	657,964	599,932

Financial liabilities
Deposits from banks [1]	128	29	24,433	25,276	7,314	7,642	31,875	32,947
Customer deposits [1]	6,695	8,875	26,645	28,303	22,172	27,296	55,512	64,474
Debt securities in issue	47,985	39,303	52,194	39,757	19,713	17,676	119,893	96,736
Subordinated loans	10,840	16,082	2,679	357		18	13,519	16,457
	65,648	64,289	105,951	93,693	49,199	52,632	220,799	210,614

  Financial assets and liabilities that are on demand are excluded from the fair value hierarchy as their fair value approximates the carrying value.
  The 2018 presentation was prospectively changed together with other IFRS9 changes and includes the reclassification of accrued interest from other assets and other liabilities to the corresponding balance sheet item of the host contract.
  In 2018, the fair value of the loans and advances to customers as at 31 December 2017 is adjusted by the amount of the accrued interest (EUR 1,522 million). In 2017 the fair value of the accrued interest was reported, separate from loans and advances to customers, under other assets.